Other information about investments - Subsidiaries - Global Gas & LNG Portfolio and Power (Details)	12 Months Ended
Dec. 31, 2025
Global Gas & LNG Portfolio | Italy | Subsidiaries One [Member]
Subsidiaries
Company name	Eni Global Energy Markets SpA
Registered office	Rome
Country of operation	Italy
% Equity ratio	100.00%
Global Gas & LNG Portfolio | Italy | Subsidiaries One [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Global Gas & LNG Portfolio | Italy | Subsidiaries Two [Member]
Subsidiaries
Company name	LNG Shipping SpA
Registered office	San Donato Milanese (MI)
Country of operation	Italy
% Equity ratio	100.00%
Global Gas & LNG Portfolio | Italy | Subsidiaries Two [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Subsidiaries Three [Member]
Subsidiaries
Company name	Eni España Comercializadora de Gas SAU
Registered office	Madrid (Spain)
Country of operation	Spain
% Equity ratio	100.00%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Subsidiaries Three [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Subsidiaries Four [Member]
Subsidiaries
Company name	Eni G&P Trading BV
Registered office	Amsterdam (Netherlands)
Country of operation	Turkey
% Equity ratio	100.00%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Subsidiaries Four [Member] | Eni Netherlands Hold. BV
Subsidiaries
% Ownership	100.00%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Subsidiaries Five [Member]
Subsidiaries
Company name	Eni Gas Liquefaction BV
Registered office	Amsterdam (Netherlands)
Country of operation	Netherlands
% Equity ratio	100.00%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Subsidiaries Five [Member] | Eni Netherlands Hold. BV
Subsidiaries
% Ownership	100.00%
Power | Italy | Subsidiaries One [Member]
Subsidiaries
Company name	EniPower SpA
Registered office	San Donato Milanese (MI)
Country of operation	Italy
% Equity ratio	51.00%
Power | Italy | Subsidiaries One [Member] | ENI SpA
Subsidiaries
% Ownership	51.00%
Power | Italy | Subsidiaries One [Member] | Third parties
Subsidiaries
% Ownership	49.00%
Power | Italy | Subsidiaries Two [Member]
Subsidiaries
Company name	EniPower Mantova SpA
Registered office	San Donato Milanese (MI)
Country of operation	Italy
% Equity ratio	44.12%
Power | Italy | Subsidiaries Two [Member] | EniPower SpA
Subsidiaries
% Ownership	86.50%
Power | Italy | Subsidiaries Two [Member] | Third parties
Subsidiaries
% Ownership	13.50%